INCOME TAXES (Applicable Tax Rates) (Narrative) (Details) (After Legislative Amendments [Member])	12 Months Ended
Dec. 31, 2012
After Legislative Amendments [Member]
Income Tax Applicable Tax Rates [Line Items]
Israeli tax rate	25.00%